Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan [Abstract]
Medical and welfare defined contribution plan	¥ 21,869	¥ 8,504	¥ 6,581
Other employee benefits	2,741	2,340	1,571
Total	¥ 24,610	¥ 10,844	¥ 8,152